Income Taxes - Additional Information - Graphite Bio, Inc. (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IncomeTaxesTable [Line Items]
Income tax examination, description	The Company’s U.S. federal and state income tax returns are generally subject to tax examinations for the tax years from inception through December 31, 2022. There are currently no pending income tax examinations. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state tax authorities to the extent utilized in a future period.
Income taxes, accruals for interest and penalties	$ 0	$ 0
Graphite Bio, Inc.
IncomeTaxesTable [Line Items]
Income taxes, accruals for interest and penalties	$ 0